ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2023
ACCOUNTS RECEIVABLE
ACCOUNTS RECEIVABLE

	2023	2022
Trade	$835.3	$551.6
Other	127.9	67.5
	$963.2	$619.1